Loans - Payment Defaults Occurred During Periods with Respect to Loans Modified as Troubled Debt Restructurings within Previous Six Months (Detail) ¥ in Billions	6 Months Ended
Sep. 30, 2022 JPY (¥)
Financing Receivable, Modifications [Line Items]
Recorded investment	¥ 93
Domestic
Financing Receivable, Modifications [Line Items]
Recorded investment	93
Domestic | Corporate | Large companies
Financing Receivable, Modifications [Line Items]
Recorded investment	91
Domestic | Corporate | Small and medium sized companies
Financing Receivable, Modifications [Line Items]
Recorded investment	1
Domestic | Retail | Housing Loan
Financing Receivable, Modifications [Line Items]
Recorded investment	0
Domestic | Retail | Other
Financing Receivable, Modifications [Line Items]
Recorded investment	1
Foreign
Financing Receivable, Modifications [Line Items]
Recorded investment	¥ 0